Consolidated VIEs and Noncontrolling Interests - ChinaCo (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended				24 Months Ended
	Oct. 02, 2021	Sep. 29, 2021	Oct. 02, 2020	Nov. 30, 2019	Jan. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Sep. 28, 2021	Aug. 31, 2020	Apr. 30, 2020
Variable Interest Entity [Line Items]
Stock sold, stock price (in usd per share)				$ 23.23
Gross proceeds				$ 3,000,000	$ 1,000,000
Deconsolidation loss			$ 153,000			$ 0	$ 153,045	$ 0
Noncontrolling interest													$ 92,800
Goodwill						677,334	679,351	698,416
Goodwill retained on deconsolidation			315,600
Goodwill deconsolidated			$ 28,700			$ 0	$ 28,692
ChinaCo
Variable Interest Entity [Line Items]
Noncontrolling interest ownership		19.70%
ChinaCo
Variable Interest Entity [Line Items]
Ownership percentage			21.60%			19.70%	21.60%
Equity method investment			$ 26,300			$ 0	$ 29,323
Noncontrolling interest			$ (22,600)
ChinaCo awards
Variable Interest Entity [Line Items]
Stock issued for services (in shares)			2,000,000
ChinaCo
Variable Interest Entity [Line Items]
Stock issued for acquisition (in shares)									45,757,777
Gross proceeds	$ 100,000	$ 100,000	$ 100,000
Period to receive proceeds			1 year
Conversion of intercompany loan to equity			$ 191,100
Conversion of intercompany payable to equity			42,000
Repayment of intercompany loan			25,000
Total net assets			156,700
Goodwill			344,300
ChinaCo | Consolidation, Eliminations
Variable Interest Entity [Line Items]
Intercompany loan												$ 25,000
Intercompany obligation, business combination								$ 191,100
TrustBridge Partners | ChinaCo
Variable Interest Entity [Line Items]
Controlling interest ownership						55.00%					50.50%
TrustBridge Partners | ChinaCo
Variable Interest Entity [Line Items]
Preferred stock liquidation preference		$ 200,000	$ 100,000
Series A Preferred Stock | ChinaCo
Variable Interest Entity [Line Items]
Stock sold (in shares)										500,000,000
Stock sold, stock price (in usd per share)									$ 10.00	$ 10.00
Preferred stock liquidation preference (in usd per share)									10.00	$ 10.00
Series B Preferred Stock | ChinaCo
Variable Interest Entity [Line Items]
Stock sold (in shares)										500,000,000
Stock sold, stock price (in usd per share)									18.319	$ 18.319
Preferred stock liquidation preference (in usd per share)									$ 18.319	$ 18.319